The Fixed And Variable Annuity

issued by

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

and

FIRST COVA LIFE INSURANCE COMPANY

This prospectus describes the Fixed and Variable Annuity Contract offered by First Cova Life Insurance Company (First Cova).



The annuity contract has 23 investment choices -- a fixed account which offers an interest rate which is guaranteed by First Cova, and 22 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.
AIM Variable Insurance Funds:

     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Managed by Alliance Capital
     Management L.P.
         Premier Growth Portfolio (Class A)
         Real Estate Investment Portfolio (Class A)


Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.
         Quality Bond Portfolio
         Small Cap Stock Portfolio

     Managed by Lord, Abbett & Co.
         Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio


Franklin Templeton Variable Insurance
Products Trust*, Class 1 Shares:

     Managed by Templeton Asset
     Management Ltd.
         Templeton Developing Markets Securities Fund
            (formerly, Templeton Developing Markets Fund)

     Managed by Templeton Investment
     Counsel, Inc.
         Templeton International Securities Fund (formerly, Templeton
            International Fund)

*Effective May 1, 2000, the portfolios of the Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.


General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market Fund

Kemper Variable Series:

     Managed by Scudder Kemper
     Investments, Inc.
         Kemper Small Cap Value Portfolio


MFS Variable Insurance Trust:

     Managed by Massachusetts
     Financial Services Company
         MFS Emerging Growth Series
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


Oppenheimer Variable Account Funds:

     Managed by OppenheimerFunds, Inc.
         Oppenheimer Bond Fund/VA


Putnam Variable Trust:

     Managed by Putnam Investment
     Management, Inc.
         Putnam VT Growth and Income Fund - Class IA Shares
         Putnam VT International Growth Fund - Class IA Shares
         Putnam VT Vista Fund - Class IA Shares

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First Cova Fixed and Variable Annuity Contract.

To learn more about the First Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 22 of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o    are not bank deposits

o    are not federally insured

o    are not endorsed by any bank or government agency

o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2000

TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3

  SUMMARY                                                    4

  Fee Table                                                  6

  Examples                                                  10

  1. THE ANNUITY CONTRACT                                   13

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    13
     Annuity Date                                           13
     Annuity Payments                                       13
     Annuity Options                                        13

  3. PURCHASE                                               14
     Purchase Payments                                      14
     Allocation of Purchase Payments                        14
     Free Look                                              14
     Accumulation Units                                     14

  4. INVESTMENT OPTIONS                                     15
     AIM Variable Insurance Funds                           15
     Alliance Variable Products Series Fund, Inc.           15
     Cova Series Trust                                      15
     Franklin Templeton Variable Insurance Products Trust   15
     General American Capital Company                       15
     Kemper Variable Series                                 16
     MFS Variable Insurance Trust                           16
     Oppenheimer Variable Account Funds                     16
     Putnam Variable Trust                                  16
     Transfers                                              16
     Dollar Cost Averaging Program                          16
     Automatic Rebalancing Program                          16
     Voting Rights                                          17
     Substitution                                           17

  5. EXPENSES                                               17
     Insurance Charges                                      17
     Contract Maintenance Charge                            17
     Withdrawal Charge                                      18
     Transfer Fee                                           18
     Income Taxes                                           18
     Investment Portfolio Expenses                          18

  6. TAXES                                                  18
     Annuity Contracts in General                           18
     Qualified and Non-Qualified Contracts                  19
     Withdrawals - Non-Qualified Contracts                  19
     Withdrawals - Qualified Contracts                      19
     Diversification                                        19

  7. ACCESS TO YOUR MONEY                                   20
     Systematic Withdrawal Program                          20
     Suspension of Payments or Transfers                    20

  8. PERFORMANCE                                            20

  9. DEATH BENEFIT                                          21
     Upon Your Death                                        21
     Annual Step-Up Option                                  21
     Death of Annuitant                                     21

10. OTHER INFORMATION                                       22
     First Cova                                             22
     The Separate Account                                   22
     Distributor                                            22
     Ownership                                              22
     Beneficiary                                            22
     Assignment                                             22
     Financial Statements                                   22

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      22

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Participating Investment Portfolios                        B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
                                                          Page

Accumulation Phase                                          13
Accumulation Unit                                           14
Annuitant                                                   13
Annuity Date                                                13
Annuity Options                                             13
Annuity Payments                                            13
Annuity Unit                                                14
Beneficiary                                                 22
Fixed Account                                               13
Income Phase                                                13
Investment Portfolios                                       15
Joint Owner                                                 22
Non-Qualified                                               19
Owner                                                       22
Purchase Payment                                            14
Qualified                                                   19
Tax Deferral                                                18

SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by First Cova is a contract between you, the owner, and First Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 22 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, First Cova. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First Cova.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year First Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, First Cova currently waives this charge if the value of your contract is at least $50,000.

o    First Cova also deducts for its insurance  charges which total 1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

o If you take your money out, First Cova may assess a withdrawal charge of up to 7% of the purchase payment withdrawn. After First Cova has had a purchase payment for seven years, there is no charge by First Cova for a withdrawal of that purchase payment.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which range from .205% to 1.56% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, First Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it we will send you whatever your contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the contract as an Individual
Retirement Annuity (IRA), you will receive back your purchase payment. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.)

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o First Cova will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

These features may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information about buying a contract, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

If you have any other questions, please contact us at our Home Office:

120 Broadway, 10th Floor
New York, NY 10271
(800) 469-4545
(212) 766-0012

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE
The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. Expenses of the investment portfolios are not fixed or specified under the terms of the contract and actual expenses may vary.

Owner Transaction Expenses

Withdrawal Charge (see Note 1 below)
     as a percentage of purchase payments

    Years Since
      Payment                 Charge
         1                      7%
         2                      6%
         3                      5%
         4                      4%
         5                      3%
         6                      2%
         7                      1%
        8+                      0%



Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                        -------
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%



Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
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AIM Variable Insurance Funds Managed by A I M Advisors, Inc.
       A I M V.I. Capital Appreciation Fund                           .62%                    .11%                    .73%
       A I M V.I. International Equity Fund                           .75%                    .22%                    .97%
       A I M V.I. Value Fund                                          .61%                    .15%                    .76%
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                                                                               Other Expenses (after       Total Annual Portfolio
                                                                               expense reimbursement       Expenses (after expense
                                                            Management            for Real Estate          reimbursement for Real
                                                               Fees            Investment Portfolio)    Estate Investment Portfolio)
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Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth Portfolio (Class A)                     1.00%                     .05%                        1.05%
       Real Estate Investment Portfolio (Class A)*             .49%                     .46%                         .95%
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* The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at.95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. For the year ended December 31, 1999, the expenses for the Real Estate Investment Portfolio, before reimbursement, were: .90% management fees and .82% for other expenses.



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management          reimbursement for        reimbursement for
                                                                      Fees           certain Portfolios)(1)  certain Portfolios)(1)
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Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       Quality Bond Portfolio                                         .54%                    .10%                    .64%
       Small Cap Stock Portfolio                                      .85%                    .19%                   1.04%

Managed by Lord, Abbett &Co.
       Developing Growth Portfolio                                    .90%                    .30%                   1.20%
       Lord Abbett Growth and Income Portfolio (2)                    .65%                    .05%                    .70%
       Mid-Cap Value Portfolio                                       1.00%                    .30%                   1.30%
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(1) Cova reimburses the investment portfolios, except the Small Cap Stock Portfolio, for all operating expenses (exclusive of the management fees) in excess of approximately .30% for the Mid-Cap Value and Developing Growth Portfolios and in excess of approximately .10% for the other investment portfolios. Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately .10% with respect to the Small Cap Stock, Mid-Cap Value, and Developing Growth Portfolios. The amounts shown above under "Other Expenses" have been restated to reflect the estimated expenses for the Small Cap Stock Portfolio for the year ending December 31, 2000. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ended December 31, 1999 were: 1.09% for the Small Cap Stock Portfolio; .71% for the Quality Bond Portfolio; 1.41% for the Mid-Cap Value Portfolio; and 1.34% for the Developing Growth Portfolio.

(2) The Portfolio commenced investment operations on January 8, 1999.





                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)          reimbursement)
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Franklin  Templeton Variable Insurance Products Trust, Class 1 Shares
Managed by Templeton Asset Management Ltd.
        Templeton Developing Markets Securities Fund(*)               1.25%                 .31%                       1.56%
Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities Fund(**)                     .69%                 .19%                        .88%
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* On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

** On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 0.65%, Other Expenses 0.20%, and Total Fund Operating Expenses 0.85%.




FIRST COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
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General American Capital Company
Managed by Conning Asset Management Company
       Money Market Fund                                              .125%                   .08%                    .205%
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                                                                                                                  Total Annual
                                                                                    Other Expenses             Portfolio Expenses
                                                               Management           (after expense               (after expense
                                                                  Fees              reimbursement)               reimbursement)
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Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Small Cap Value Portfolio                           .75%                   .09%*                        .84%
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* Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing May 1, 2000, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Small Cap Value Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were at or lower than these expense limits, after the benefit of any custodial credits.




FIRST COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management             reimbursement           reimbursement
                                                                      Fees             for certain Series)     for certain Series)
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MFS Variable Insurance Trust (1)
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth Series                                     .75%                    .09%                    .84%
       MFS Growth With Income Series                                  .75%                    .13%                    .88%
       MFS High Income Series (2)                                     .75%                    .16%                    .91%
       MFS Research Series                                            .75%                    .11%                    .86%
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(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(2) MFS has contractually agreed to bear expenses for the series, subject to reimbursement by the series, such that the series' "Other Expenses" do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1999, would have been .97% for the MFS High Income Series. The payments made by MFS on behalf of the series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for the series. The obligation of MFS to bear the series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for the series until at least May 1, 2001, unless terminated with the consent of the board of trustees which oversees the series.

                                                                                                                 Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
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Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.
       Oppenheimer Bond Fund/VA                                       .72%                    .01%                    .73%
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                                                                   Management                                     Total Annual
                                                                      Fees               Other Expenses        Portfolio Expenses
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Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund - Class IA Shares             .46%                    .04%                    .50%
       Putnam VT International Growth Fund - Class IA Shares          .80%                    .22%                   1.02%
       Putnam VT Vista Fund - Class IA Shares                         .65%                    .10%                    .75%
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Examples
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
         (a)   if you surrender the contract at the end of each time period;
         (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                                            Time Periods
                                                                  1 year            3 years           5 years          10 years
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AIM Variable Insurance Funds Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation                               (a)$  92.59      (a) $114.54
                                                                   (b)$  22.59      (b) $ 69.54
       AIM V.I. International Equity                               (a)$  95.00      (a) $121.77
                                                                   (b)$  25.00      (b) $ 76.77
       AIM V.I. Value                                              (a)$  92.90      (a) $115.45
                                                                   (b)$  22.90      (b) $ 70.45
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Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth (Class A)                                    (a)$  95.80      (a) $124.17       (a)  $161.99      (a) $286.12
                                                                   (b)$  25.80      (b) $ 79.17       (b)  $134.99      (b) $286.12
       Real Estate Investment (Class A)                            (a)$  94.80      (a) $121.17       (a)  $157.00      (a) $276.23
                                                                   (b)$  24.80      (b) $ 76.17       (b)  $130.00      (b) $276.23
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Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       Quality Bond                                                (a)$  91.69      (a) $111.82       (a)  $141.38      (a) $244.89
                                                                   (b)$  21.69      (b) $ 66.82       (b)  $114.38      (b) $244.89
       Small Cap Stock                                             (a)$  95.70      (a) $123.87       (a)  $161.49      (a) $285.14
                                                                   (b)$  25.70      (b) $ 78.87       (b)  $134.49      (b) $285.14
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Managed by Lord, Abbett & Co.
       Developing Growth                                           (a)$  97.30      (a) $128.65       (a)  $169.42      (a) $300.75
                                                                   (b)$  27.30      (b) $ 83.65       (b)  $142.42      (b) $300.75
       Lord Abbett Growth and Income                               (a)$  92.29      (a) $113.63       (a)  $144.42      (a) $251.04
                                                                   (b)$  22.29      (b) $ 68.63       (b)  $117.42      (b) $251.04
       Mid-Cap Value                                               (a)$  98.30      (a) $131.62       (a)  $174.35      (a) $310.37
                                                                   (b)$  28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
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Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
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Franklin  Templeton Variable Insurance Products Trust, Class 1 Shares Managed by
Templeton Asset Management Ltd.
       Templeton Developing Markets Securities                     (a)  $100.89     (a)  $139.31
                                                                   (b)  $ 30.89     (b)  $ 94.31
Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities                          (a)  $ 94.10     (a)  $119.07
                                                                   (b)  $ 24.10     (b)  $ 74.07
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General American Capital Company
Managed by Conning Asset Management Company
       Money Market                                                (a)$  87.31      (a)  $  98.54     (a)  $119.02      (a) $199.08
                                                                   (b)$  17.31      (b)  $  53.54     (b) $  92.02      (b) $199.08
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Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Small Cap Value                                      (a)$  93.70      (a)  $117.86
                                                                   (b)$  23.70      (b)  $ 72.86
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MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth                                         (a)$  93.70      (a)  $117.86
                                                                   (b)$  23.70      (b)  $ 72.86
       MFS Growth With Income                                      (a)$  94.10      (a)  $119.07
                                                                   (b)$  24.10      (b)  $ 74.07
       MFS High Income                                             (a)$  94.40      (a)  $119.97
                                                                   (b)$  24.40      (b)  $ 74.97
       MFS Research                                                (a)$  93.90      (a)  $118.46
                                                                   (b)$  23.90      (b)  $ 73.46
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Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.
       Oppenheimer Bond Fund/VA                                    (a)$  92.59      (a)  $114.54
                                                                   (b)$  22.59      (b)  $ 69.54
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Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
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Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income - Class IA Shares               (a)$  90.29      (a)  $107.56
                                                                   (b)$  20.29      (b)  $ 62.56
       Putnam VT International Growth - Class IA Shares            (a)$  95.50      (a)  $123.27
                                                                   (b)$  25.50      (b)  $ 78.27
       Putnam VT Vista - Class IA Shares                           (a)$  92.80      (a)  $115.15
                                                                   (b)$  22.80      (b)  $ 70.15
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Explanation of Fee Table

1. After First Cova has had a purchase payment for 7 years, there is no charge by First Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First Cova.

2. First Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

3. During the accumulation phase, First Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. New York does not assess premium taxes.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case First Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 22 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First Cova. If you select the fixed account, your money will be placed with the other general assets of First Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying First Cova in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."



2.   ANNUITY PAYMENTS (THE INCOME PHASE)


Annuity Date
Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract.




Annuity Payments
You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

o    the fixed account,

o    the investment portfolio(s), or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment and you have not made a purchase payment in 3 years. In that case, First Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First Cova has the right to reduce the frequency of payments so that your annuity payments are at least $20.


Annuity Options
You can choose among income plans. We call them annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to First Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.



3.   PURCHASE

Purchase Payments
A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.) The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.


Allocation of Purchase Payments
When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.


Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.


Accumulation Units
The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:
   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.



4.   INVESTMENT OPTIONS

The contract offers 22 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for this funds carefully. Copies of these prospectuses will be sent to you with your contract. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with First Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

First Cova may enter into certain arrangements under which it is reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.


AIM VARIABLE INSURANCE FUNDS
AIM Variable Insurance Funds is a mutual fund with multiple portfolios.
A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio (Class A)
   Real Estate Investment Portfolio (Class A)


COVA SERIES TRUST
Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of First Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:


J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

   Quality Bond Portfolio
   Small Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

   Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Mid-Cap Value Portfolio


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares:
Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Securities Fund. The following portfolios are available under the contract:

   Templeton Developing Markets Securities Fund
     (formerly, Templeton Developing Markets Fund)

   Templeton International Securities Fund
     (formerly, Templeton International Fund)


GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund


KEMPER VARIABLE SERIES
Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Small Cap Value Portfolio. The following portfolio is available under the contract:

   Kemper Small Cap Value Portfolio


MFS VARIABLE INSURANCE TRUST
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Growth With Income Series
   MFS High Income Series
   MFS Research Series


OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

   Oppenheimer Bond Fund/VA


PUTNAM VARIABLE TRUST
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT Vista Fund - Class IA Shares


Transfers
You can transfer money among the fixed account and the investment portfolios.

Telephone Transfers. You can make transfers by telephone. If you own the contract with a joint owner, unless First Cova is instructed otherwise, First Cova will accept instructions from either you or the other owner. First Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. First Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3. Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.




Dollar Cost Averaging Program
The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, First Cova does not charge for participating in the Dollar Cost Averaging Program. First Cova will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. First Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program
Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, First Cova does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the AIM V.I. Capital Appreciation Fund. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the AIM V.I. Capital Appreciation Fund to increase those holdings to 60%.

Voting Rights
First Cova is the legal owner of the investment portfolio shares. However, First Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that First Cova owns on its own behalf. Should First Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.


Substitution
First Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.



5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges
Each day, First Cova makes a deduction for its insurance charges. First Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First Cova will bear the loss. First Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First Cova will bear the loss.


Contract Maintenance Charge
During the accumulation phase, every year on the anniversary of the date when your contract was issued, First Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

First Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. First Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge
During the accumulation phase, you can make withdrawals from your contract. First Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, unless the purchase payment was made more than 7 years ago, the charge is:

               Years Since
                Payment            Charge

                    1                7%
                    2                6%
                    3                5%
                    4                4%
                    5                3%
                    6                2%
                    7                1%
                    8+               0%

After First Cova has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. First Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 7 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 7 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract if sufficient, or from the amount withdrawn.

First Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.


Transfer Fee
You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.


Income Taxes
First Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.


Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.



6.   TAXES

NOTE: First Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First Cova has included an additional discussion regarding taxes in the Statement of Additional Information.


Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts
If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract.

If you purchase the contract under an IRA, your contract is referred to as a qualified contract. Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.

An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing an annuity contract to fund a qualified plan.


Withdrawals - Non-Qualified Contracts
If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6) which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts
If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5)  paid for certain allowable medical expenses (as defined in the Code);

(6)  paid on account of an IRS levy upon the qualified contract;

(7)  paid from an IRA for medical insurance (as defined in the Code);

(8)  paid from an IRA for qualified higher education expenses; or

(9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

We have provided a more complete discussion in the Statement of Additional Information.


Diversification
The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, First Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

You can only make withdrawals during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value. The withdrawal value is the value of the contract on the day you made the withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct First Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500 or if smaller, the remaining withdrawal value. First Cova requires that after a partial withdrawal is made you keep at least $500 in your contract.

When you make a withdrawal, the amount of the death benefit is reduced. See "Death Benefits."

Income taxes and tax penalties may apply to any withdrawal you make.


Systematic Withdrawal Program
The Systematic Withdrawal Program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First Cova does not have any charge for this program. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

Income taxes and tax penalties may apply to Systematic Withdrawals.


Suspension of Payments or Transfers
First Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or First Cova cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



8.   PERFORMANCE

First Cova periodically advertises performance of the various investment portfolios. First Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

First Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix C contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.



9.   DEATH BENEFIT

Upon Your Death
If you die before annuity payments begin, First Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.


Annual Step-Up Option
Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:

Assumed facts for example:

$10,000 current GACV

$8,000 contract value

$5,000 total purchase payments, less any prior withdrawals and associated withdrawal charges

$2,100 partial withdrawal ($2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000]

which results in the current GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

The contract value immediately after the withdrawal is $5,900, which is $8,000 less the $2,000 withdrawal and the $100 withdrawal charge.

The death benefit immediately after the withdrawal is the greatest of purchase payments less withdrawals and withdrawal charges ($5,000 minus $2,100) or the contract value ($5,900) or the GACV ($7,375).

The death benefit is therefore $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date First Cova receives proof of death. If First Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant
If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

10.  OTHER INFORMATION

First Cova
First Cova Life Insurance Company (First Cova) was organized under the laws of the State of New York on December 31, 1992. First Cova is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company (Cova Life), a Missouri insurance company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Cova which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Life. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract.

First Cova is licensed to do business only in the state of New York.


The Separate Account
First Cova has established a separate account, First Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First Cova adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in First Cova's name on behalf of the Separate Account and legally belong to First Cova. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First Cova may issue.


Distributor
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of First Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers may be paid a commission of up to 5.63% of purchase payments and an asset-based commission of up to .25% of the contract value. Alternatively, the broker-dealer may be paid a commission of up to 2.50% of purchase payments and an asset-based commission of up to 1.00% of the contract value.

If the contract is annuitized, the broker-dealer will be paid a commission ranging from 1% to 4% of contract value depending on the term of the annuity option chosen by the contract owner.

Ownership
Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary
The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment
You can assign the contract at any time during your lifetime. First Cova will not be bound by the assignment until it receives the written notice of the assignment. First Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements
The financial statements of First Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements


APPENDIX A
Condensed Financial Information

Accumulation Unit Value History
The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                                                                                   Year or Period   Year or Period   Year or Period
                                                                                   Ended 12/31/99   Ended 12/31/98   Ended 12/31/97
------------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
Small Cap Stock Sub-Account
     Beginning of Period                                                               $12.58           $13.49           $10.92
     End of Period                                                                      17.93            12.58            13.49
     Number of Accum. Units Outstanding                                                 4,804            2,679             530
------------------------------------------------------------------------------------------------------------------------------------
Quality Bond Sub-Account
     Beginning of Period                                                               $11.91           $11.16           $10.45
     End of Period                                                                      11.57            11.91            11.16
     Number of Accum. Units Outstanding                                                 5,664            5,759            2,068
---------------------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
Mid-Cap Value Sub-Account
     Beginning of Period                                                               $10.44           $11.05             N/A
     End of Period                                                                      10.88            10.44
     Number of Accum. Units Outstanding                                                 5,899            1,487
------------------------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                                               $11.07           $10.19             N/A
     End of Period                                                                      14.45            11.07
     Number of Accum. Units Outstanding                                                 3,257             167
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                                               $35.90             N/A              N/A
     End of Period                                                                      39.46
     Number of Accum. Units Outstanding                                                14,640
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Money Market Sub-Account
     Beginning of Period                                                               $11.11           $11.11             N/A
     End of Period                                                                      11.56            11.11
     Number of Accum. Units Outstanding                                                   9              2,161
------------------------------------------------------------------------------------------------------------------------------------

*The accumulation unit values shown above for the beginning of the period reflect the date these accumulation units first invested in the Cova Series Trust investment portfolios as follows: Small Cap Stock (3/17/97), Quality Bond (5/15/97), Mid-Cap Value (3/4/98), Developing Growth (11/23/98) and Lord Abbett Growth and Income (1/8/99). The General American Capital Company Money Market Sub-Account commenced investment operations on December 28, 1998. There are no accumulation unit values shown for certain investment portfolios, because they were not available with your contract until the date of this prospectus.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.
A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund
Investment Objective: The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium- and small-sized companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.


AIM V.I. International Equity Fund
Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.


AIM V.I. Value Fund
Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio (Class A)
Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.




Real Estate Investment Portfolio (Class A)
Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


COVA SERIES TRUST:

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of First Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:


Portfolios Managed by J. P. Morgan
Investment Management Inc.:

Quality Bond Portfolio
Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.


Small Cap Stock Portfolio
Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


Portfolios Managed by Lord, Abbett & Co.:

Developing Growth Portfolio
Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.


Lord Abbett Growth and Income Portfolio
Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.


Mid-Cap Value Portfolio
Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES:

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000 the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares:
Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Securities Fund and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:


TEMPLETON INTERNATIONAL SECURITIES FUND (formerly, Templeton International Fund) Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets.


TEMPLETON DEVELOPING MARKETS SECURITIES FUND (formerly, Templeton
Developing Markets Fund)
Investment Objective and Principal Investments: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive revenue from goods or services produced or that have their principal activities or assets in, emerging market countries.


GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:


Money Market Fund
Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.


KEMPER VARIABLE SERIES:

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Small Cap Value Portfolio which is available under the contract.




Kemper Small Cap Value Portfolio
Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.


MFS VARIABLE INSURANCE TRUST:

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series
Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.


MFS Growth With Income Series
Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.


MFS High Income Series
Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.


MFS Research Series
Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


Oppenheimer Bond Fund/VA
Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Putnam VT Growth and Income Fund - Class IA Shares
Investment Objective: The Fund seeks capital growth and current income.


Putnam VT International Growth Fund - Class IA Shares Investment Objective: The Fund seeks capital appreciation.


Putnam VT Vista Fund - Class IA Shares Investment Objective: The Fund seeks capital appreciation.

APPENDIX C
PERFORMANCE INFORMATION
Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

J.P. Morgan Investment Management Inc. is the sub-adviser for the following portfolios of Cova Series Trust: Small Cap Stock and Quality Bond. Lord, Abbett & Co. is the sub-adviser for the following Portfolios of Cova Series
Trust: Mid-Cap Value, Developing Growth and Lord Abbett Growth and Income. All of these portfolios began operations before December 31, 1999. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The total return figures are not annualized if the sub-account was in existence for less than one year.



Part I Cova Series Trust
Average Annual Total Return for the period ended 12/31/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                 Since                                Since
Portfolio                        in Portfolio                    1 yr           inception                1 yr        inception
------------------------------------------------------------------------------------------------------------------------------------

   Small Cap Stock                  3/17/97                     36.07%          18.12%                  42.52%        19.43%
   Quality Bond                     5/15/97                     -9.31%           2.20%                  -2.92%         3.95%
   Mid-Cap Value                    3/4/98                      -2.21%          -4.50%                   4.19%        -0.87%
   Developing Growth                11/23/98                    24.15%          31.52%                  30.58%        37.18%
   Lord Abbett Growth and Income    1/8/99                       N/A             2.78%                    N/A          9.89%
------------------------------------------------------------------------------------------------------------------------------------


Part I General  American  Capital  Company  Average  Annual Total Return for the
period ended 12/31/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                 Since                                Since
Portfolio                        in Portfolio                    1 yr           inception                1 yr        inception
------------------------------------------------------------------------------------------------------------------------------------

   Money Market                     12/28/98                   -2.36%           -2.31%                   4.04%         4.04%
------------------------------------------------------------------------------------------------------------------------------------


PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.



Total Return for the periods ended 12/31/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation        5/5/93          44.61%    25.59%    22.33%    36.20%    22.29%   20.69%     42.60%    24.19%    20.93%
   AIM V.I.
      International Equity5/5/93          55.04%    21.93%    18.82%    46.49%    18.63%   17.18%     52.89%    20.53%    17.42%
   AIM V.I. Value         5/5/93          29.90%    27.23%    23.07%    21.69%    23.93%   21.43%     28.09%    25.83%    21.67%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
      (Class A)           6/26/92         32.32%   36.03%     26.31%    24.08%    32.73%   24.81%     30.48%    34.63%    24.91%
   Real Estate Investment
      (Class A)           1/9/97          -5.11%    N/A       -1.79%    -12.83%    N/A     -4.83%     -6.43%     N/A      -3.19%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares
   Templeton Developing
      Markets Securities
     Fund (1)             3/4/96          53.84%    N/A       -5.30%    46.04%      N/A    -7.75%     52.44%      N/A     -6.70%
   Templeton
      International
      Securities Fund (2) 5/1/92          23.61%   17.21%     15.36%    15.81%    13.91%   13.86%     22.21%    15.81%    13.96%
------------------------------------------------------------------------------------------------------------------------------------

(1) Previously, the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Market Securities Fund.

(2) Previously, the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.



APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 12/31/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market           10/1/87          5.20%    5.60%      5.35%     -2.36%    2.30%    3.85%      4.04%     4.20%     3.95%
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Small
      Cap Value           5/1/96           2.80%     N/A       3.42%     -5.04%    N/A      0.93%      1.36%     N/A       2.02%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
      Growth              7/24/95         76.71%     N/A      36.44%     67.86%    N/A     34.33%     74.26%     N/A      35.04%
   MFS Growth
      With Income         10/9/95          6.69%     N/A      21.12%     -1.19%    N/A     18.98%      5.21%     N/A      19.72%
   MFS High Income        7/26/95          6.44%     N/A       8.24%     -1.43%    N/A      6.12%      4.97%     N/A       6.84%
   MFS Research           7/26/95         24.05%     N/A      22.86%     15.92%    N/A     20.74%     22.32%     N/A      21.46%
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
   Oppenheimer Bond
      Fund/VA             4/3/85          -1.52%    7.10%      7.76%     -9.29%   3.80%     6.26%      -2.89%    5.70%     6.36%
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Putnam Variable Trust
   Putnam VT Growth
      and Income -
      Class IA Shares     2/1/88          1.59%     19.40%    14.00%   -6.23%     16.10%   12.50%      0.17%    18.00%    12.60%
   Putnam VT International
      Growth - Class
      IA Shares           1/2/97         60.13%      N/A      30.29%   51.51%      N/A     27.26%     57.91%     N/A      28.89%
   Putnam VT Vista -
      Class IA Shares     1/2/97         52.90%      N/A      31.14%   44.37%      N/A     28.11%     50.77%     N/A      29.74%
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                              First Cova Life
                                Insurance Company
                              Attn: Variable Products
                              120 Broadway, 10th Floor
                              New York, New York 10271




Please send me, at no charge, the Statement of Additional Information dated May 1, 2000, for the Annuity Contract issued by First Cova.


               (Please print or type and fill in all information)




--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                               State                    Zip Code


CNY-4358 (5/00)                                                     CUST-NY






                                     FIRST
                                     COVA




                                   Home Office
                            120 Broadway, 10th Floor
                               New York, NY 10271
                                  800-469-4545




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  800-343-8496









CNY-4354 (5/00)           Policy Form Series CNY-672           21-CSA-NY (5/00)